Share-based payment - Financial activity of the restricted shares (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of outstanding shares
Restricted shares outstanding, beginning of period	3,735,094
Restricted shares granted	879,188
Restricted shares exercised	(927,708)
Restricted shares canceled	(368,280)
Restricted shares outstanding, end of period	3,318,294	3,735,094
Strike price (in Reais)
Beginning of year	R$ 34.33
End of year	R$ 20.77	R$ 34.33
Expense from share-based compensation	R$ 11,981,000	R$ 23,633,000